STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		68 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Statement of Cash Flows
Net Income (Loss)	$ (438,927)	$ (364,932)	$ (3,892,826)
Share based - compensation	0	0	23,167
Share based - interest	1,500	2,106	12,986
Share based - financial services	0	315,000	1,025,000
Non-cash amortization - debt discount	124,859	0	241,809
Non-cash - inventory	0	0	283
Gain on debt extinguishment	0	0	(30,000)
Corporate Overhead allocated to Fixed Assets	0	(58,500)	(60,822)
Depletion	0	0	835
Other Current Assets, net	128,752	(801,726)	(426,990)
Interest Accrued	12,183	9,492	46,696
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	267,294	(533,628)	832,964
Accounts receivable and accrued receivables	0	0	18,840
Oil and Gas Lease impairment	0	0	5,583
Oil and Gas Leases forfeitures	0	0	399,743
Other Asset Impairment	0	0	120
Reclamation Bonds returned	0	500	500
Increase (Decrease) in Operating Assets	0	500	424,786
Accounts payable and accrued liabilities	79,176	887,164	2,162,513
Increase (Decrease) in Operating Liabilities	79,176	887,164	2,162,513
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	346,470	354,036	3,420,263
Net Cash Provided by (Used in) Operating Activities	(92,457)	(10,896)	(472,563)
Payments to Acquire Property, Plant, and Equipment	0	0	(852,637)
Payments to Acquire Intangible Assets	(125)	0	(5,898)
Payments to Acquire Other Productive Assets	0	0	(500)
Net Cash Provided by (Used in) Investing Activities	(125)	0	(859,035)
Proceeds from issuance of common stock	0	0	160,208
Repayments of Short-term Debt	0	(10,500)	(127,142)
Proceeds from Short-term Debt	72,500	30,060	1,301,850
Net Cash Provided by (Used in) Financing Activities	72,500	19,560	1,334,916
Net Increase in Cash	(20,082)	8,664	3,318
Cash, Beginning of Period	23,400	0	0
Cash, End of Period	$ 3,318	$ 8,664	$ 3,318